Segment Results - Parenthetical Information Segment Results of Operations (Detail: Text Values) - Capital Release Unit [Member] - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Capital Release Unit [Line Items]
Net revenues	€ (70)	€ 221	€ (129)	€ 608
of which: fair value gain from the revaluation of the Master		€ 57		€ 57